RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Due to related parties	$ 1,072,335	$ 1,315,803
HUANG Jian Cong
Due to related parties	$ 974,216	$ 1,187,339